EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2018
Exploration For And Evaluation Of Mineral Resources [Abstract]
EXPLORATION AND EVALUATION ASSETS
EXPLORATION AND EVALUATION ASSETS

	Côté Gold Project	Saramacca Project	Diakha-Siribaya Gold Project	Other[1]	Total
Balance, January 1, 2017	$154.9	$10.0	$—	$4.3	$169.2
Exploration and evaluation expenditures[2]	8.1	11.2	—	0.9	20.2
Acquired Exploration and evaluation assets	—	15.9	36.6	—	52.5
Reversal of impairment charge[3]	400.0	—	—	—	400.0
Sale of a 30% interest in the Côté Gold Project	(167.3)	—	—	—	(167.3)
Balance, December 31, 2017	395.7	37.1	36.6	5.2	474.6
Exploration and evaluation expenditures[2]	22.0	24.3	—	5.5	51.8
Acquired Exploration and evaluation assets	—	3.2	—	—	3.2
Transfers to Property, plant and equipment[4]	(417.7)	(64.6)	—	—	(482.3)
Balance, December 31, 2018	$—	$—	$36.6	$10.7	$47.3

1
Other exploration and evaluation expenditures for the year ended December 31, 2018, included an option payment to Vanstar Mining Resources Inc. for the Nelligan exploration Project of $1.7 million, in addition to $3.8 million in capitalized feasibility study costs relating to the Boto Gold Project.

2
For the year ended December 31, 2018, borrowing costs attributable to Exploration and evaluation assets totaling $4.8 million (December 31, 2017 - $1.9 million) were capitalized at a weighted average rate of 7.24% (2017 - 7.16%).

3	Refer to note 35.

4
During the fourth quarter of 2018, capitalized costs related to the Côté Gold Project and the Saramacca Project were transferred from Exploration and evaluation assets to Property, plant and equipment - Construction in progress (note 14).

As at December 31, 2018, Exploration and evaluation assets that consisted of the Côté Gold Project (carrying amount as at December 31, 2018 - $417.7 million; December 31, 2017 - $395.7 million), and the Saramacca Project (carrying amount as at December 31, 2018 - $64.6 million, December 31, 2017 - $37.1 million), had reached technical feasibility and commercial viability and were transferred to Property plant and equipment - Construction in progress. Impairment tests were performed for the Côté Gold Project and the Saramacca Project and resulted in no impairments. As at December 31, 2017, the Company recorded an impairment charge reversal of $400.0 million on the Exploration and evaluation assets of the Côté Gold Project as a result of the sale of a 30% interest to SMM (note 10).
On December 12, 2016, the Company finalized the agreement to acquire the rights to the Saramacca property. The purchase consideration included 3.125 million contingently issuable IAMGOLD common shares to be issued to the Government of Suriname in three approximately equal tranches in 12 month intervals (note 24). On November 27, 2017, the Company issued the first tranche of the 3.125 million contingently issuable IAMGOLD common shares to the Government of Suriname and retained the right to explore the Saramacca property. This equity issuance in 2017of 1.042 million IAMGOLD common shares was accounted for as an addition to Exploration and evaluation assets of $5.9 million based on the fair value of the IAMGOLD common shares on the date of the issuance.
On December 8, 2017, the Company amended the agreement with the Government of Suriname to include all National Instrument 43-101 ("NI 43-101") resource categories in the potential upward adjustment to the purchase price in addition to the indicated and measured resources. Based on the terms of the amended agreement and the most recent estimate of contained gold ounces of resources identified at the Saramacca property, the Company made a cash pre-payment of $5.0 million and accrued for an additional $5.0 million which was paid in 2018 to the Government of Suriname for the upward adjustment to the purchase price and accounted for the total upward adjustment to the purchase price of $10.0 million as an addition to Exploration and evaluation assets in 2017.
On November 29, 2018, the Company amended the agreement with the Government of Suriname such that the parties may substitute the issuance of the second tranche of shares with a cash payment. On December 11, 2018, a cash payment equivalent to the second tranche of 1.042 million IAMGOLD common shares was made to the Government of Suriname, at a price of $3.11 per share based on the volume weighted average price of the last 20 days, for a total payment of $3.2 million.